Segment information - Financial Information of Segments (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Net revenue from sales and services		R$ 81,241,102	R$ 89,297,975	R$ 90,697,983
Operating income (expense)		1,812,055	1,300,552	1,899,354
Share of profit (loss) of joint-ventures and associates		(43,617)	(12,145)	(14,779)
Income before financial result, income and social contribution taxes		1,768,438	1,288,407	1,884,575
Financial result, net		(269,374)	(506,854)	(113,536)
Income before income and social contribution taxes		1,499,064	781,553	1,771,039
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		209,115	149,662	139,905
Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		81,241,102	89,297,975	90,697,983
Ultragaz [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		7,408,342	7,094,823	7,043,246
Operating income (expense)		494,213	368,975	52,564
Share of profit (loss) of joint-ventures and associates		(53)	(5)	12
Ultragaz [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		4,710	3,794	2,879
Ultragaz [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		7,403,632	7,091,029	7,040,367
Ipiranga [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		66,133,035	75,452,481	76,477,640
Operating income (expense)		915,432	1,674,439	1,461,513
Share of profit (loss) of joint-ventures and associates		(932)	1,790	576
Ipiranga [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		207	535	2,919
Ipiranga [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		66,132,828	75,451,946	76,474,721
Oxiteno [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		5,210,704	4,254,237	4,748,428
Operating income (expense)		355,852	(12,833)	471,927
Share of profit (loss) of joint-ventures and associates		402	532	880
Oxiteno [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		16,069	22,265	6,325
Oxiteno [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		5,194,635	4,231,971	4,742,103
Ultracargo [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		644,177	540,758	493,649
Operating income (expense)		251,759	83,171	129,490
Share of profit (loss) of joint-ventures and associates		392	1,370	1,350
Ultracargo [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		139,452	78,390	82,573
Ultracargo [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		504,725	462,368	411,076
Extrafarma [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		1,988,411	2,060,568	2,027,988
Operating income (expense)		(69,672)	(720,252)	(113,769)
Extrafarma [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		1,988,411	2,060,569	2,027,988
Abastece Aí [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		17,223
Operating income (expense)		(28,966)
Abastece Aí [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		17,223
Holding [member]
Disclosure of operating segments [line items]
Operating income (expense)	[1]	(107,451)	(96,432)	(106,065)
Reportable segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		81,401,892	89,402,867	90,790,951
Operating income (expense)		1,811,167	1,297,068	1,895,660
Share of profit (loss) of joint-ventures and associates		(191)	3,687	2,818
Reportable segments [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		160,438	104,984	94,696
Reportable segments [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services		81,241,454	89,297,883	90,696,255
Others [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	[2]	48,325	44,770	46,937
Operating income (expense)	[2]	888	3,484	3,694
Share of profit (loss) of joint-ventures and associates	[3]	(43,426)	(15,832)	(17,597)
Others [member] | Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	[2]	48,677	44,678	45,209
Others [member] | Operating segments [member]
Disclosure of operating segments [line items]
Net revenue from sales and services	[2]	R$ (352)	R$ 92	R$ 1,728

[1]	New reporting practices were adopted that allocate holding expenses previously recognized by our five businesses segments as Ultrapar's expenses (on an unconsolidated basis). These holding expenses include those incurred by our main governance bodies (including our Board of Directors, Fiscal Council, advisory committees to the Board of Directors, holding CEO and CFO), in addition to areas that were considered and related to a holding-company framework such as investor relations and M&A. The segregation of these expenses was adjusted retroactively to maintain comparability among the results of the Company in 2020, 2019 and 2018.
[2]	ComposedoftheparentcompanyUltrapar(includinggoodwillofcertainacquisitions)andsubsidiariesSerma- Associação dos Usuários de Equipamentos de Processamento de Dados e Serviços Correlatos (“Serma”)andImavenImóveis Ltda.
[3]	Includes the share of profit (loss) in the jointventuresConectCarand RPR.